Morgan, Lewis & Bockius LLP
]1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com


July 23, 2010




VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 125 (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 125 ("PEA No. 125") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 125 is to register two new series of the Trust: the Aviva Investors High Yield Bond Fund and the Aviva Investors Core Aggregate Fixed Income Fund.

Please contact me at 202.739.5945 with your questions or comments.

Sincerely,

/s/ Abigal Bertumen
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Abigal Bertumen


Enclosures